VIRTUS The Merger Fund® VL
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—5.1%
Communication Services—1.1%
Connect Finco S.a.r.l. 144A 6.750%, 10/1/26(1)	$ 96	$ 98
GrubHub Holdings, Inc. 144A 5.500%, 7/1/27(1)	287	249
TEGNA, Inc.
4.625%, 3/15/28	163	162
5.000%, 9/15/29	107	107
		616

Consumer Discretionary—1.1%
Peninsula Pacific Entertainment LLC 144A 8.500%, 11/15/27(1)	167	185
Tenneco, Inc. 144A 5.125%, 4/15/29(1)	406	403
		588

Consumer Staples—0.2%
TreeHouse Foods, Inc. 4.000%, 9/1/28	140	118
Energy—0.4%
Renewable Energy Group, Inc. 144A 5.875%, 6/1/28(1)	210	226
Financials—0.6%
Nielsen Finance LLC
144A 5.625%, 10/1/28(1)	274	276
144A 5.875%, 10/1/30(1)	44	44
		320

Industrials—0.4%
Meritor, Inc. 144A 4.500%, 12/15/28(1)	119	119
WeWork Cos., Inc. 144A 7.875%, 5/1/25(1)	91	82
		201

Information Technology—0.8%
MoneyGram International, Inc. 144A 5.375%, 8/1/26(1)	202	210
Plantronics, Inc. 144A 4.750%, 3/1/29(1)	226	233
		443

Materials—0.5%
Intertape Polymer Group, Inc. 144A 4.375%, 6/15/29(1)	252	260
Real Estate—0.0%
WeWork Cos., LLC 144A 5.000%, 7/10/25(1)	8	7
Total Corporate Bonds and Notes (Identified Cost $2,842)		2,779

	Par Value	Value

Leveraged Loans—1.8%
Health Care—0.3%
Mallinckrodt International Finance S.A. (3 month LIBOR + 4.250%) 0.000%, 2/28/23(2)(3)	$ 175	$ 173
Media / Telecom - Diversified Media—1.0%
Rentpath, LLC Tranche B-1, First Lien 0.000%, 12/31/22(4)(5)	18	—(6)
Syniverse Holdings, Inc. Tranche C (3 month LIBOR + 5.000%) 6.000%, 3/9/23(3)	578	560
		560

Service—0.5%
Watts Guerra LLP (3 month LIBOR + 8.000%) 8.000%, 10/7/23(3)(4)	235	234
Total Leveraged Loans (Identified Cost $1,002)		967

	Shares
Preferred Stock—0.1%
Industrials—0.1%
Babcock & Wilcox Enterprises, Inc., 6.500%	1,856	44
Total Preferred Stock (Identified Cost $46)		44

Common Stocks—45.0%
Communication Services—8.2%
Activision Blizzard, Inc.	9,934	796
AT&T, Inc.	17,200	406
MGM Holdings, Inc. Class A(4)(7)	1,792	7
Sciplay Corp. Class A(7)	4,474	58
Shaw Communications, Inc. Class B	20,876	648
TEGNA, Inc.(8)	27,354	613
Vodafone Group plc Sponsored ADR	16,500	274
Zynga, Inc. Class A(7)	182,901	1,690
		4,492

Consumer Discretionary—1.5%
Houghton Mifflin Harcourt Co.(7)	11,036	232
Lennar Corp. Class A	3,388	275
Sportsman’s Warehouse Holdings, Inc.(7)	13,254	142
Tenneco, Inc. Class A(7)	10,625	194
		843

Consumer Staples—0.3%
Sanderson Farms, Inc.	702	132
TPCO Holding Corp.(7)	6,530	8
		140

Energy—0.3%
Oasis Petroleum, Inc.	1,027	150

VIRTUS The Merger Fund® VL
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Shares	Value

Financials—5.0%
Alleghany Corp.(7)	220	$ 186
American National Group, Inc.	1,598	302
First Horizon Corp.(7)(8)	46,760	1,098
Flagstar Bancorp, Inc.	1,466	62
Hartford Financial Services Group, Inc. (The)	4,881	351
People’s United Financial, Inc.	33,411	668
Poema Global Holdings Corp. Class A(7)	3,177	32
		2,699

Health Care—6.3%
ATI Physical Therapy, Inc.(7)	4,111	8
Cerner Corp.	28,894	2,703
Clinigen Group plc	8,998	109
Convey Health Solutions Holdings, Inc.(7)	200	1
GlaxoSmithKline plc Sponsored ADR	6,300	275
Intersect ENT, Inc.(7)(8)	8,809	247
LHC Group, Inc.(7)	678	114
		3,457

Industrials—3.8%
Aerojet Rocketdyne Holdings, Inc.(7)	477	19
Cornerstone Building Brands, Inc.(7)	7,915	193
Hertz Global Holdings, Inc.(7)	215	5
Meritor, Inc.(7)	14,256	507
Nielsen Holdings plc	7,317	199
SPX FLOW, Inc.	1,615	139
Welbilt, Inc.(7)	20,750	493
XPO Logistics, Inc.(7)	7,300	531
		2,086

Information Technology—16.0%
Anaplan, Inc.(7)	12,042	783
Citrix Systems, Inc.(8)	11,170	1,127
CMC Materials, Inc.(8)	6,084	1,128
Coherent, Inc.(7)	9,611	2,627
Five9, Inc.(7)	1,000	111
Lazard Growth Acquisition Corp. I(7)	5,615	55
Magnachip Semiconductor Corp.(7)	663	11
Mandiant, Inc.(7)(8)	29,944	668
MoneyGram International, Inc.(7)	17,314	183
NeoPhotonics Corp.(7)	16,752	255
Plantronics, Inc.(7)	3,281	129
Rogers Corp.(7)(8)	2,915	792
Tower Semiconductor Ltd.(7)	5,791	280
UserTesting, Inc.(7)	100	1
Vonage Holdings Corp.(7)(8)	29,300	595
		8,745

Materials—1.3%
Atotech Ltd.(7)(8)	17,657	388
Ferro Corp.(7)	15,219	331
		719

Real Estate—2.3%
Bluerock Residential Growth REIT, Inc. Class A	5,731	152
	Shares	Value

Real Estate—continued
Healthcare Trust of America, Inc. Class A(8)	34,413	$ 1,079
		1,231

Total Common Stocks (Identified Cost $24,302)		24,562

Rights—0.0%
Communication Services—0.0%
Media General, Inc.(4)(7)(8)	8,397	—
Financials—0.0%
Shelter Acquisition Corp. I Sponsor Shares(4)(7)	718	—
Health Care—0.0%
Bristol Myers Squibb Co.(4)(7)	6,945	7
Total Rights (Identified Cost $—)		7

Warrants—0.1%
Communication Services—0.0%
Akazoo S.A.(4)(7)	2,642	—
BuzzFeed, Inc.(7)	1,666	1
		1

Consumer Discretionary—0.0%
Cazoo Group Ltd(7)	5,415	2
CEC Brands LLC(4)(7)	2,163	7
Enjoy Technology, Inc.(7)	193	—(6)
		9

Consumer Staples—0.0%
Whole Earth Brands, Inc.(7)	7,310	4
Financials—0.1%
Accelerate Acquisition Corp.(7)	3,000	1
Apollo Strategic Growth Capital(7)	2,391	3
Arrowroot Acquisition Corp.(7)	6,162	1
Austerlitz Acquisition Corp. I(7)	189	—(6)
Avanti Acquisition Corp.(7)	1,800	—(6)
CF Acquisition Corp. VIII(7)	757	—(6)
CHP Merger Corp.(7)	1,459	—(6)
Cohn Robbins Holdings Corp.(7)	3,302	3
Conx Corp.(7)	2,204	1
Deep Lake Capital Acquisition Corp.(7)	2,380	—(6)
E.Merge Technology Acquisition Corp.(7)	5,666	1
Equity Distribution Acquisition Corp.(7)	6,502	3
Forge Global Holdings, Inc.(7)	2,895	5
Fortress Capital Acquisition Corp.(7)	983	—(6)
GCM Grosvenor, Inc.(7)	1,355	2
Goal Acquisitions Corp.(7)	8,032	2
Golden Falcon Acquisition Corp.(7)	2,479	1
Healthcare Services Acquisition Corp.(7)	3,215	1
KL Acquisition Corp.(7)	4,297	1
Longview Acquisition Corp. II(7)	1,261	1
Marlin Technology Corp.(7)	3,139	1
Moneylion, Inc.(7)	11,485	4

VIRTUS The Merger Fund® VL
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Shares	Value

Financials—continued
Pathfinder Acquisition Corp.(7)	1,062	$ —(6)
Pioneer Merger Corp.(7)	3,454	1
Pontem Corp.(7)	2,248	1
Prospector Capital Corp.(7)	2,213	1
RMG Acquisition Corp. III(7)	1,196	1
Senior Connect Acquisition Corp. I(7)	2,283	—(6)
Supernova Partners Acquisition Co. III Ltd(7)	1,493	1
Thunder Bridge Capital Partners III, Inc.(7)	1,095	1
Tishman Speyer Innovation Corp. II(7)	1,028	—(6)
VectoIQ Acquisition Corp. II(7)	1,342	1
Virgin Group Acquisition Corp. II(7)	1,063	—(6)
		38

Health Care—0.0%
Pear Therapeutics, Inc.(7)	100	—(6)
Quantum-Si, Inc.(7)	7,060	8
Talkspace, Inc.(7)	17,327	5
		13

Industrials—0.0%
Berkshire Grey, Inc.(7)	1,255	—
Information Technology—0.0%
BigBear.ai Holdings, Inc.(7)	619	1
Embark Technology, Inc.(7)	66	—(6)
		1

Materials—0.0%
Ginkgo Bioworks Holdings, Inc.(7)	40	—(6)
Total Warrants (Identified Cost $263)		66

	Shares/Units
Special Purpose Acquisition Companies—19.9%
26 Capital Acquisition Corp.(7)	1,800	18
7GC & Co. Holdings, Inc. Class A(7)	5,614	55
Accelerate Acquisition Corp. Class A(7)	9,000	88
AEA-Bridges Impact Corp. Class A(7)	5,552	55
AfterNext HealthTech Acquisition Corp. Class A(7)	6,731	65
Agba Acquisition Ltd.(7)	632	7
Agile Growth Corp. Class A(7)	3,905	38
Alpha Partners Technology Merger Corp. Class A(7)	5,646	55
AltEnergy Acquisition Corp.(7)	1,600	16
Altimar Acquisition Corp. III(7)	2,313	23
Altimeter Growth Corp. 2 Class A (7)	4,105	40
Anzu Special Acquisition Corp. I(7)	200	2
Anzu Special Acquisition Corp. I Class A(7)	5,592	55
Apollo Strategic Growth Capital Class A(7)	10,994	109
Archimedes Tech SPAC Partners Co.(7)	187	2
ArcLight Clean Transition Corp. II Class A(7)	5,563	55
Ares Acquisition Corp.(7)	1,950	19
Arrowroot Acquisition Corp. Class A(7)	7,864	77
Artemis Strategic Investment Corp. Class A(7)	5,481	55
Artisan Acquisition Corp. Class A(7)	2,779	27
Astrea Acquisition Corp. Class A(7)	4,267	42
Athena Consumer Acquisition Corp.(7)	1,071	11
Atlas Crest Investment Corp. II(7)	1,450	14
	Shares/Units	Value
Atlas Crest Investment Corp. II Class A(7)	3,919	$ 38
Ault Disruptive Technologies Corp.(7)	1,619	16
Aurora Acquisition Corp. Class A(7)	2,413	24
Austerlitz Acquisition Corp. I Class A(7)	11,528	113
Austerlitz Acquisition Corp. II(7)	900	9
Austerlitz Acquisition Corp. II Class A(7)	4,453	44
Authentic Equity Acquisition Corp.(7)	400	4
Avanti Acquisition Corp. Class A(7)	8,716	86
Avista Public Acquisition Corp. II Class A(7)	5,451	55
Belong Acquisition Corp. Class A(7)	579	6
Big Sky Growth Partners, Inc. Class A(7)	142	1
Bilander Acquisition Corp. Class A(7)	5,641	55
Biotech Acquisition Co. Class A(7)	5,539	55
Blue Whale Acquisition Corp. I Class A(7)	1,320	13
BlueRiver Acquisition Corp.(7)	150	1
BOA Acquisition Corp. Class A(7)	3,923	39
Brigade-M3 European Acquisition Corp.(7)	3,199	31
Build Acquisition Corp.(7)	1,053	10
Catalyst Partners Acquisition Corp. Class A(7)	5,630	55
CC Neuberger Principal Holdings II Class A(7)	9,734	97
CC Neuberger Principal Holdings III(7)	1,500	15
CC Neuberger Principal Holdings III Class A(7)	4,442	44
CF Acquisition Corp. VI Class A(7)	127	1
CHP Merger Corp. Class A(7)	3,916	40
Churchill Capital Corp. V Class A(7)	1,825	18
Churchill Capital Corp. VII Class A(7)	11,792	115
CIIG Capital Partners II, Inc.(7)	4,645	47
Class Acceleration Corp.(7)	150	1
Climate Real Impact Solutions II Acquisition Corp.(7)	68	1
Climate Real Impact Solutions II Acquisition Corp. Class A(7)	6,007	59
Cohn Robbins Holdings Corp. Class A(7)	15,588	155
Colicity, Inc.(7)	5,272	52
Colonnade Acquisition Corp. II(7)	1,000	10
Compute Health Acquisition Corp.(7)	5,691	56
Concord Acquisition Corp. Class A(7)	14,272	142
Concord Acquisition Corp. II Class A(7)	8,465	82
Concord Acquisition Corp. III Class A(7)	4,835	48
Conx Corp. Class A(7)(8)	8,816	87
Conyers Park III Acquisition Corp. Class A(7)	5,588	54
Corazon Capital V838 Monoceros Corp. Class A(7)	2,795	27
Corner Growth Acquisition Corp.(7)	2,686	27
COVA Acquisition Corp.(7)	2,301	23
Crown PropTech Acquisitions Class A(7)	5,549	55
D & Z Media Acquisition Corp.(7)	2,350	23
DA32 Life Science Tech Acquisition Corp. Class A(7)	1,996	19
Decarbonization Plus Acquisition Corp. IV Class A(7)	5,194	52
Deep Lake Capital Acquisition Corp. Class A(7)	4,760	47
DHC Acquisition Corp. Class A(7)	5,600	55
Digital Transformation Opportunities Corp. Class A(7)	2,302	22
DMY Technology Group, Inc. VI(7)	2	—(6)
Dragoneer Growth Opportunities Corp. III Class A(7)	5,561	54
Dynamics Special Purpose Corp. Class A(7)	5,819	57
E.Merge Technology Acquisition Corp. Class A(7)	16,998	168
EdtechX Holdings Acquisition Corp. II Class A(7)	1,074	11
Elliott Opportunity II Corp.(7)	1,118	11
Elliott Opportunity II Corp. Class A(7)	5,998	59
Enterprise 4.0 Technology Acquisition Corp.(7)	1,694	17
Equity Distribution Acquisition Corp. Class A(7)	24,951	247
ESGEN Acquisition Corp.(7)	1,873	19
ESM Acquisition Corp.(7)	933	9
Eucrates Biomedical Acquisition Corp.(7)	13	—(6)
ExcelFin Acquisition Corp.(7)	1,606	16
ExcelFin Acquisition Corp. Class A(7)	2,044	20

VIRTUS The Merger Fund® VL
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Shares/Units	Value
Fifth Wall Acquisition Corp. III Class A(7)	5,552	$ 54
FinServ Acquisition Corp. II(7)	1,229	12
FinServ Acquisition Corp. II Class A(7)	1,651	16
FinTech Acquisition Corp. VI(7)	2,838	28
FinTech Acquisition Corp. VI Class A(7)	2,782	27
Fintech Evolution Acquisition Group(7)	5,096	50
Fortistar Sustainable Solutions Corp. Class A(7)	5,601	55
Fortress Capital Acquisition Corp. Class A(7)	4,915	49
Fortress Value Acquisition Corp. III(7)	1,065	10
Fortress Value Acquisition Corp. III Class A(7)	5,586	55
Fortress Value Acquisition Corp. IV Class A(7)	5,570	55
Frazier Lifesciences Acquisition Corp.(7)	1,900	19
FTAC Athena Acquisition Corp. Class A(7)	6,788	66
FTAC Emerald Acquisition Corp.(7)	5,286	53
FTAC Hera Acquisition Corp.(7)	2,134	21
FTAC Parnassus Acquisition Corp. Class A(7)	5,564	54
FTAC Zeus Acquisition Corp.(7)	1,059	11
Fusion Acquisition Corp. II(7)	3,000	29
G Squared Ascend I, Inc.(7)	4,210	42
G Squared Ascend I, Inc. Class A(7)	5,942	59
G Squared Ascend II, Inc.(7)	2,391	23
Gesher I Acquisition Corp.(7)	1,707	17
Goal Acquisitions Corp.(7)	8,597	84
Golden Falcon Acquisition Corp. Class A(7)	4,958	49
Gores Holdings VII, Inc. Class A(7)	5,610	55
Gores Holdings VIII, Inc. Class A (7)	75	1
Gores Technology Partners II, Inc. Class A(7)	9,116	89
Gores Technology Partners, Inc. Class A(7)	7,693	75
Graf Acquisition Corp. IV(7)	3,041	30
Haymaker Acquisition Corp. III(7)	4,762	47
Health Assurance Acquisition Corp. Class A(7)	5,883	58
Healthcare Services Acquisition Corp. Class A(7)	6,430	63
Hennessy Capital Investment Corp. V(7)	100	1
Hennessy Capital Investment Corp. VI Class A(7)	5,700	55
Highland Transcend Partners I Corp. Class A(7)	50,169	493
Home Plate Acquisition Corp. Class A(7)	3,796	37
Horizon Acquisition Corp. II Class A(7)	5,983	59
Hudson Executive Investment Corp. II(7)	200	2
Independence Holdings Corp.(7)	1,500	15
Independence Holdings Corp. Class A(7)	3,919	38
Infinite Acquisition Corp.(7)	1,324	13
INSU Acquisition Corp. III Class A(7)	5,558	55
InterPrivate II Acquisition Corp.(7)	897	9
InterPrivate III Financial Partners, Inc. Class A(7)	895	9
InterPrivate IV InfraTech Partners, Inc.(7)	231	2
ION Acquisition Corp. 3 Ltd. Class A(7)	6,032	59
Isleworth Healthcare Acquisition Corp.(7)	5,616	56
Jack Creek Investment Corp.(7)	1,500	15
Jack Creek Investment Corp. Class A(7)	3,816	37
Jaws Hurricane Acquisition Corp. Class A(7)	5,394	53
Jaws Juggernaut Acquisition Corp.(7)	4,066	40
Jaws Juggernaut Acquisition Corp. Class A(7)	1,674	16
Jaws Mustang Acquisition Corp.(7)	600	6
Jaws Mustang Acquisition Corp. Class A(7)	5,976	59
JOFF Fintech Acquisition Corp. Class A(7)	3,144	31
Juniper II Corp. Class A(7)	77	1
Kensington Capital Acquisition Corp. IV(7)	4,558	46
Khosla Ventures Acquisition Co. Class A(7)	5,659	55
Khosla Ventures Acquisition Co. III Class A(7)	5,273	51
Kismet Acquisition Three Corp.(7)	1	—(6)
Kismet Acquisition Three Corp. Class A(7)	6,044	59
KKR Acquisition Holdings I Corp.(7)	5,844	58
KL Acquisition Corp. Class A(7)	12,891	126
KludeIn I Acquisition Corp.(7)	3,000	30
	Shares/Units	Value
L Catterton Asia Acquisition Corp. Class A(7)	6,050	$ 59
Landcadia Holdings IV, Inc. Class A(7)	5,988	59
LAVA Medtech Acquisition Corp. Class A(7)	2,516	25
LDH Growth Corp. I Class A(7)	5,903	58
Lerer Hippeau Acquisition Corp. Class A(7)	5,616	55
Live Oak Crestview Climate Acquisition Corp.(7)	5,937	58
Live Oak Mobility Acquisition Corp. Class A(7)	2,647	26
Longview Acquisition Corp. II Class A(7)	6,305	62
M3-Brigade Acquisition II Corp. Class A(7)	5,922	58
Macondray Capital Acquisition Corp. I(7)	2,600	26
Macondray Capital Acquisition Corp. I Class A(7)	5,582	55
Magnum Opus Acquisition Ltd. Class A(7)	5,909	59
Marlin Technology Corp. Class A(7)	9,417	92
Mason Industrial Technology, Inc.(7)	2,774	27
MedTech Acquisition Corp. Class A(7)	4,429	43
Motive Capital Corp. II(7)	3,201	33
Motive Capital Corp. II Class A(7)	2,352	23
Music Acquisition Corp. (The)(7)	2,750	27
New Vista Acquisition Corp. Class A(7)	1,051	10
Newbury Street Acquisition Corp.(7)	838	8
Newcourt Acquisition Corp.(7)	2,194	22
Newcourt Acquisition Corp. Class A(7)	1,034	10
Noble Rock Acquisition Corp.(7)	300	3
North Atlantic Acquisition Corp. Class A(7)	5,564	55
North Mountain Merger Corp. Class A(7)	2,783	28
Northern Genesis Acquisition Corp. III Class A(7)	6,025	59
Northern Star Investment Corp. II Class A(7)	5,650	55
Omega Alpha SPAC Class A(7)	2,066	20
Pathfinder Acquisition Corp. Class A(7)	5,310	52
Patria Latin American Opportunity Acquisition Corp.(7)	423	4
Peridot Acquisition Corp. II(7)	2,500	25
Peridot Acquisition Corp. II Class A(7)	6,038	59
Pershing Square Tontine Holdings Ltd. Class A(7)	7,392	147
Phoenix Biotech Acquisition Corp.(7)	1,719	17
Pioneer Merger Corp. Class A(7)	10,362	102
Pivotal Investment Corp. III(7)	852	8
Pontem Corp. Class A(7)	6,744	66
Portage Fintech Acquisition Corp. Class A(7)	2,112	21
Post Holdings Partnering Corp. Class A(7)	8,951	88
Prime Impact Acquisition I(7)	57	1
Prime Impact Acquisition I Class A(7)	6,492	64
Progress Acquisition Corp.(7)	65	1
PROOF Acquisition Corp. I(7)	4,240	42
Property Solutions Acquisition Corp. II(7)	1,847	18
Prospector Capital Corp. Class A(7)	6,639	65
Pyrophyte Acquisition Corp.(7)	2,132	21
Queen’s Gambit Growth Capital Class A(7)	7,231	72
RedBall Acquisition Corp. Class A(7)	10,937	109
Revolution Healthcare Acquisition Corp. Class A(7)	11,543	113
RMG Acquisition Corp. III Class A(7)	11,557	113
Rocket Internet Growth Opportunities Corp.(7)	5,017	49
Ross Acquisition Corp. II(7)	153	1
Ross Acquisition Corp. II Class A(7)	5,518	54
RXR Acquisition Corp. Class A(7)	5,670	55
ScION Tech Growth II(7)	1,250	12
Screaming Eagle Acquisition Corp.(7)	9,629	96
Seaport Calibre Materials Acquisition Corp.(7)	1,072	11
Semper Paratus Acquisition Corp.(7)	2,138	22
Senior Connect Acquisition Corp. I Class A(7)	4,566	45
Shelter Acquisition Corp. I(7)	5,172	51
ShoulderUp Technology Acquisition Corp. Class A(7)	2,389	24
SILVERspac, Inc. Class A(7)	505	5
Simon Property Group Acquisition Holdings, Inc.(7)	5,267	52

VIRTUS The Merger Fund® VL
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Shares/Units	Value
Simon Property Group Acquisition Holdings, Inc. Class A(7)	8,911	$ 87
Slam Corp.(7)	5,203	51
Slam Corp. Class A(7)	401	4
Soar Technology Acquisition Corp.(7)	1,164	12
Social Capital Hedosophia Holdings Corp. VI Class A(7)	3,302	33
Social Capital Suvretta Holdings Corp. I Class A(7)	1,522	15
Social Capital Suvretta Holdings Corp. IV Class A(7)	304	3
Software Acquisition Group, Inc. III Class A(7)	123	1
Sound Point Acquisition Corp. I Ltd.(7)	527	5
Supernova Partners Acquisition Co. III Ltd. Class A(7)	13,459	132
Sustainable Development Acquisition I Corp.(7)	300	3
SVF Investment Corp.(7)	1,779	18
SVF Investment Corp. Class A(7)	5,629	55
SVF Investment Corp. 2 Class A(7)	185	2
SVF Investment Corp. 3 Class A(7)	4,429	44
Tailwind Acquisition Corp. Class A(7)	15,365	152
Tailwind International Acquisition Corp. Class A(7)	1,189	12
Target Global Acquisition I Corp.(7)	4,800	48
TCV Acquisition Corp. Class A(7)	3,633	35
Thunder Bridge Capital Partners III, Inc. Class A(7)	5,475	54
Tishman Speyer Innovation Corp. II Class A(7)	5,140	50
TortoiseEcofin Acquisition Corp. III Class A(7)	5,633	55
Tribe Capital Growth Corp. I(7)	3,142	31
Tribe Capital Growth Corp. I Class A(7)	2,236	22
Twelve Seas Investment Co. II(7)	587	6
USHG Acquisition Corp. Class A(7)	3,381	34
VectoIQ Acquisition Corp. II Class A(7)	6,710	66
Vector Acquisition Corp. II Class A(7)	1,290	13
Virgin Group Acquisition Corp. II Class A(7)	11,130	110
Viscogliosi Brothers Acquisition Corp.(7)	1,606	16
Vy Global Growth Class A(7)	8,099	80
Warburg Pincus Capital Corp. I Class A(7)	5,982	59
Warrior Technologies Acquisition Co. Class A(7)	5,590	55
Z-Work Acquisition Corp. Class A(7)	3,569	35
Total Special Purpose Acquisition Companies (Identified Cost $10,929)		10,885

	Shares
Purchased Options—0.1%
(See open purchased options schedule)
Total Purchased Options (Premiums paid $132)		68

Private Investments in Public Equity—0.1%
MarketWise, Inc.(7)	565	3
Microvast Holdings, Inc.(4)(7)(9)	9,000	57
Total Private Investments in Public Equity (Identified Cost $96)		60

Escrow Notes—3.4%
Financials—3.4%
Altaba, Inc. Escrow(7)	312,958	1,831
	Shares	Value

Industrials—0.0%
AMR Corp. Escrow Shares(4)(7)	7,668	$ —(6)
Total Escrow Notes (Identified Cost $1,399)		1,831

Total Long-Term Investments—75.6% (Identified Cost $41,011)		41,269

Short-Term Investments—20.3%
Money Market Mutual Funds—20.3%
BlackRock Liquidity FedFund, Institutional Shares (seven-day effective yield 0.231%)(10)	2,450,000	2,450
Goldman Sachs Financial Square Government Fund, Standard Shares (seven-day effective yield 0.248%)(10)	2,450,000	2,450
Invesco Government & Agency Portfolio, Institutional Shares (seven-day effective yield 0.249%)(10)	2,450,000	2,450
JPMorgan U.S. Government Money Market Fund, Capital Shares (seven-day effective yield 0.246%)(10)	2,450,000	2,450
Morgan Stanley Liquidity Fund Government Portfolio, Institutional Shares (seven-day effective yield 0.230%)(10)	1,259,144	1,259
Total Short-Term Investments (Identified Cost $11,059)		11,059

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND WRITTEN OPTIONS—95.9% (Identified Cost $52,070)		52,328

Securities Sold Short—(6.3)%
Common Stocks—(6.3)%
Communication Services—(1.1)%
Take-Two Interactive Software, Inc.(7)	(3,792)	(583)
Energy—(0.3)%
Whiting Petroleum Corp.	(1,779)	(145)
Financials—(2.1)%
Aon plc	(1,281)	(417)
M&T Bank Corp.	(3,946)	(669)
New York Community Bancorp, Inc.	(5,885)	(63)
		(1,149)

Information Technology—(1.1)%
Entegris, Inc.	(2,742)	(360)
MKS Instruments, Inc.	(964)	(144)
NortonLifeLock, Inc.	(4,887)	(130)
		(634)

Real Estate—(1.7)%
Healthcare Realty Trust, Inc.	(34,413)	(946)
Total Common Stocks (Identified Proceeds $(3,417))		(3,457)

VIRTUS The Merger Fund® VL
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
Value

Total Securities Sold Short (Identified Proceeds $(3,417))	$(3,457)

Written Options—(0.5)%
(See open written options schedule)
Total Written Options (Premiums received $284)	(274)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND WRITTEN OPTIONS—89.1% (Identified Cost $48,369)	$48,597
Other assets and liabilities, net—10.9%	5,948
NET ASSETS—100.0%	$54,545

Abbreviations:
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLP	Limited Liability Partnership
OBFR	Overnight Bank Funding Rate
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
SPAC	Special Purpose Acquisition Company
SPDR	S&P Depositary Receipt

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, these securities amounted to a value of $2,392 or 4.4% of net assets.
(2)	Security in default, interest payments are being received during the bankruptcy proceedings.
(3)	Variable rate security. Rate disclosed is as of March 31, 2022. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(4)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(5)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(6)	Amount is less than $500.
(7)	Non-income producing.
(8)	All or a portion of the shares have been committed as collateral for open securities sold short, written option contracts, swap contracts, and forward currency exchange contracts.
(9)	All or a portion of the security is restricted.
(10)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Counterparties:
GS	Goldman Sachs & Co.
JPM	JPMorgan Chase Bank N.A.
BAML	Bank of America--Merrill Lynch

Foreign Currencies:
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	United Kingdom Pound Sterling
JPY	Japanese Yen
USD	United States Dollar

Country Weightings†
United States	84%
Cayman Islands	11
Canada	2
United Kingdom	2
Jersey	1
Israel	1
Other	(1)
Total	100%
†% of total investments, net of securities sold short and written options, as of March 31, 2022.

VIRTUS The Merger Fund® VL
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
Open Purchased Options contracts as of March 31, 2022 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Put Options(2)
AT&T, Inc.	172	$327	$19.00	06/17/22	$2
GlaxoSmithKline plc	63	239	38.00	05/20/22	1
Hartford Financial Services Group, Inc. (The)	48	264	55.00	06/17/22	2
iShares iBoxx High Yield Corporate Bond ETF	63	510	81.00	06/17/22	9
Lennar Corp.	33	231	70.00	05/20/22	4
Lennar Corp.	1	7	70.00	08/19/22	—(3)
SPDR S&P 500 ETF Trust	45	1,867	415.00	04/14/22	2
Take-Two Interactive Software, Inc.	13	202	155.00	06/17/22	14
Vodafone Group plc	165	248	15.00	05/20/22	3
XPO Logistics, Inc.	36	243	67.50	08/19/22	18
XPO Logistics, Inc.	37	231	62.50	08/19/22	13
Total Purchased Options					$68
Footnote Legend:
(1) Strike price not reported in thousands.
(2) Exchange-traded options.
(3) Amount is less than $500.

Open Written Options contracts as of March 31, 2022 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2)
Activision Blizzard, Inc.	(17)	$(132)	$77.50	04/14/22	$(5)
Activision Blizzard, Inc.	(14)	(109)	77.50	05/20/22	(4)
Activision Blizzard, Inc.	(30)	(240)	80.00	05/20/22	(3)
Anaplan, Inc.	(3)	(21)	70.00	04/14/22	(—)(3)
Anaplan, Inc.	(27)	(182)	67.50	05/20/22	(—)(3)
Anaplan, Inc.	(9)	(63)	70.00	05/20/22	(—)(3)
AT&T, Inc.	(172)	(378)	22.00	06/17/22	(34)
Citrix Systems, Inc.	(10)	(105)	105.00	04/14/22	(—)(3)
Five9, Inc.	(6)	(66)	110.00	04/14/22	(3)
GlaxoSmithKline plc	(63)	(258)	41.00	05/20/22	(19)
Hartford Financial Services Group, Inc. (The)	(48)	(312)	65.00	06/17/22	(43)
Houghton Mifflin Harcourt Co.	(13)	(29)	22.50	05/20/22	(—)(3)
Houghton Mifflin Harcourt Co.	(100)	(225)	22.50	06/17/22	(4)
Lennar Corp.	(33)	(247)	75.00	05/20/22	(27)
Lennar Corp.	(1)	(8)	75.00	08/19/22	(1)
Magnachip Semiconductor Corp.	(6)	(11)	17.50	04/14/22	(—)(3)
MoneyGram International, Inc.	(30)	(33)	11.00	04/14/22	(—)(3)
MoneyGram International, Inc.	(45)	(50)	11.00	05/20/22	(—)(3)
Plantronics, Inc.	(29)	(116)	40.00	05/20/22	(1)
Social Capital Hedosophia Holdings Corp. VI	(14)	(14)	10.00	04/14/22	(—)(3)
SPDR S&P 500 ETF Trust	(11)	(478)	435.00	04/14/22	(21)
Vodafone Group plc	(165)	(264)	16.00	05/20/22	(18)
XPO Logistics, Inc.	(37)	(250)	67.50	08/19/22	(43)
XPO Logistics, Inc.	(36)	(261)	72.50	08/19/22	(29)
Zynga, Inc.	(128)	(102)	8.00	04/14/22	(16)
					(271)
Put Options(2)
iShares iBoxx High Yield Corporate Bond ETF	(63)	(473)	75.00	06/17/22	(2)
SPDR S&P 500 ETF Trust	(34)	(1,326)	390.00	04/14/22	(1)
					(3)
Total Written Options					$(274)

VIRTUS The Merger Fund® VL
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
Footnote Legend:
(1) Strike price not reported in thousands.
(2) Exchange-traded options.
(3) Amount is less than $500.

Forward foreign currency exchange contracts as of March 31, 2022 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
AUD	1,108	USD	818	GS	04/08/22	$12	$—
AUD	8	USD	6	JPM	04/11/22	—(1)	—
EUR	281	USD	310	JPM	05/26/22	1	—
GBP	35	USD	47	GS	04/20/22	—	(1)
GBP	49	USD	65	JPM	05/04/22	—	—(1)
GBP	11	USD	14	JPM	09/14/22	—	—(1)
JPY	22,089	USD	182	JPM	04/22/22	—	(1)
USD	794	AUD	1,108	GS	04/08/22	—	(35)
USD	115	AUD	160	GS	04/11/22	—	(5)
USD	219	AUD	299	JPM	04/11/22	—	(4)
USD	1,259	GBP	919	GS	04/20/22	53	—
USD	423	JPY	48,560	JPM	04/22/22	24	—
USD	23	EUR	20	GS	04/29/22	1	—
USD	66	GBP	49	JPM	05/04/22	2	—
USD	670	CAD	845	JPM	05/20/22	—	(7)
USD	307	EUR	281	JPM	05/26/22	—	(4)
USD	86	JPY	10,377	JPM	06/22/22	1	—
USD	11	EUR	10	GS	06/24/22	—(1)	—
USD	113	GBP	83	JPM	06/29/22	3	—
USD	269	AUD	374	GS	07/20/22	—	(13)
USD	104	EUR	92	GS	07/20/22	2	—
USD	195	AUD	267	GS	07/27/22	—	(5)
USD	14	GBP	11	JPM	09/14/22	—(1)	—
USD	315	EUR	283	JPM	09/15/22	—	(1)
USD	112	EUR	101	GS	11/23/22	—	(1)
Total						$99	$(77)

Footnote Legend:
(1)	Amount is less than $500.

Over-the-counter total return swaps outstanding as of March 31, 2022 were as follows:
Referenced Entity	Pay/Receive	Financing Rate(1)	Payment Frequency	Counterparty	Expiration Date	Notional Amount		Value	Unrealized Appreciation	Unrealized (Depreciation)
Long Total Return Swap Contracts
Avast plc	Pay	0.880% (0.610% + SOFR)	1 Month	GS	09/12/22	1,296	USD	$(97)	$—	$(97)
BP Midstream Partners LP	Pay	1.330% (1.010% + OBFR)	1 Month	GS	01/21/23	39	USD	5	5	—
Bristol-Myers Squibb Co.(2),(3)	Pay	0.000%	1 Month	BAML	09/02/22	—	USD	5	5	—
Brookfield Property	Pay	1.070% (0.750% + OBFR)	1 Month	BAML	12/08/22	18	USD	(2)	—	(2)
Cazoo Group Ltd.	Receive	(10.680)% ((11.000)% + OBFR)	1 Month	BAML	12/26/22	24	USD	(17)	—	(17)
Cazoo Group Ltd.	Receive	(17.73)% ((18.000)% + SOFR)	1 Month	GS	12/26/22	61	USD	(40)	—	(40)
Crown Resorts Ltd.	Pay	0.930% (0.610% + OBFR)	1 Month	GS	03/20/23	185	USD	9	9	—
Hitachi Metals Ltd.	Pay	0.870% (0.550% + OBFR)	3 Month	JPM	08/16/22	11	USD	(1)	—	(1)
Hitachi Metals Ltd.	Pay	0.870% (0.550% + OBFR)	3 Month	JPM	08/19/22	40	USD	(6)	—	(6)
Hitachi Metals Ltd.	Pay	0.870% (0.550% + OBFR)	3 Month	JPM	08/22/22	12	USD	(2)	—	(2)
Hitachi Metals Ltd.	Pay	0.870% (0.550% + OBFR)	3 Month	JPM	08/26/22	4	USD	(1)	—	(1)
Hitachi Metals Ltd.	Pay	0.870% (0.550% + OBFR)	3 Month	JPM	09/05/22	44	USD	(6)	—	(6)
Hitachi Metals Ltd.	Pay	0.870% (0.550% + OBFR)	3 Month	JPM	09/19/22	29	USD	(4)	—	(4)
Hitachi Metals Ltd.	Pay	0.870% (0.550% + OBFR)	3 Month	JPM	12/08/22	61	USD	(7)	—	(7)
Hitachi Metals Ltd.	Pay	0.870% (0.550% + OBFR)	3 Month	JPM	12/09/22	27	USD	(3)	—	(3)
InterTrust N.V.	Pay	0.870% (0.550% + OBFR)	3 Month	JPM	02/27/23	49	USD	— (4)	— (4)	—

VIRTUS The Merger Fund® VL
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
Over-the-counter total return swaps outstanding as of March 31, 2022 were as follows (continued):
Referenced Entity	Pay/Receive	Financing Rate(1)	Payment Frequency	Counterparty	Expiration Date	Notional Amount		Value	Unrealized Appreciation	Unrealized (Depreciation)
InterTrust N.V.	Pay	0.870% (0.550% + OBFR)	3 Month	JPM	03/28/23	14	USD	$— (4)	$— (4)	$—
InterTrust N.V.	Pay	0.870% (0.550% + OBFR)	3 Month	JPM	04/03/23	24	USD	— (4)	— (4)	—
InterTrust N.V.	Pay	0.870% (0.550% + OBFR)	3 Month	JPM	04/07/23	38	USD	1	1	—
InterTrust N.V.	Pay	0.870% (0.550% + OBFR)	3 Month	JPM	04/10/23	133	USD	5	5	—
InterTrust N.V.	Pay	0.870% (0.550% + OBFR)	3 Month	JPM	04/04/23	44	USD	— (4)	— (4)	—
Lagardere S.A.	Pay	0.930% (0.610% + OBFR)	1 Month	GS	04/03/23	108	USD	(—) (4)	—	(— ) (4)
Link Administration Holdings Ltd.	Pay	0.880% (0.610% + SOFR)	1 Month	GS	02/24/23	256	USD	1	1	—
Meggit plc	Pay	1.080% (0.810% + SOFR)	1 Month	GS	09/12/22	1,164	USD	(61)	—	(61)
Neles OY	Pay	0.880% (0.610% + SOFR)	1 Month	GS	01/02/23	170	USD	(49)	—	(49)
Telecom Italia S.P.A	Pay	0.880% (0.610% + SOFR)	1 Month	GS	02/13/23	82	USD	(20)	—	(20)
Toshiba Corp.	Pay	0.870% (0.550% + OBFR)	3 Month	JPM	05/16/22	84	USD	(10)	—	(10)
Uniper S.E.	Pay	0.880% (0.610% + SOFR)	1 Month	GS	12/12/22	10	USD	(5)	—	(5)
Vifore Pharma AG	Pay	0.930% (0.610% + OBFR)	1 Month	GS	04/03/23	423	USD	12	12	—
Vifore Pharma AG	Pay	0.870% (0.550% + OBFR)	3 Month	JPM	04/03/23	935	USD	13	13	—
Vifore Pharma AG	Pay	0.870% (0.550% + OBFR)	3 Month	JPM	04/24/23	54	USD	1	1	—
Willis TowersWatson plc	Pay	0.880% (0.610% + SOFR)	1 Month	GS	10/27/22	339	USD	7	7	—
									59	(331)
Short Total Return Swap Contracts
BP plc	Pay	(0.080)% ((0.400)% + OBFR)	1 Month	BAML	04/03/23	(36)	USD	(1)	—	(1)
BP plc	Pay	(0.080)% ((0.400)% + OBFR)	1 Month	BAML	04/04/23	(6)	USD	— (4)	— (4)	—
II-VI, Inc.	Pay	(0.080)% ((0.350)% + SOFR)	1 Month	GS	05/12/22	(611)	USD	16	16	—
Valmet Corp.	Pay	0.000% ((0.270)% + SOFR)	1 Month	GS	01/02/23	(153)	USD	33	33	—
									49	(1)
Total									$108	$(332)

Footnote Legend:
(1)	The Fund pays the floating rate (+/- a spread) and receives the total return of the reference entity.
(2)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(3)	Security held is the direct result of a corporate action. There is no associated financing rate and the security is held with a zero cost basis.
(4)	Amount is less than $500.

VIRTUS The Merger Fund® VL
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of March 31, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Corporate Bonds and Notes	$2,779	$—	$2,779	$—
Leveraged Loans	967	—	733	234
Equity Securities:
Common Stocks	24,562	24,414	141	7
Rights	7	—	—	7(1)
Escrow Notes	1,831	—	1,831	—(2)
Warrants	66	59	—	7(1)
Special Purpose Acquisition Companies	10,885	10,813	72	—
Preferred Stock	44	44	—	—
Private Investments in Public Equity	60	3	—	57
Money Market Mutual Fund	11,059	11,059	—	—
Other Financial Instruments:
Purchased Options	68	47	21	—
Forward Foreign Currency Exchange Contracts	99	—	99	—
Over-the-Counter Total Return Swaps	108	—	103	5
Total Investments, before Securities Sold Short and Written Options	52,535	46,439	5,779	317
Liabilities:
Securities Sold Short:
Common Stocks	(3,457)	(3,457)	—	—
Other Financial Instruments:
Written Options	(274)	(165)	(109)	—
Forward Foreign Currency Exchange Contracts	(77)	—	(77)	—
Over-the-Counter Total Return Swaps	(332)	—	(332)	—
Total Liabilities	(4,140)	(3,622)	(518)	—
Total Investments, Net of Securities Sold Short and Written Options	$48,395	$42,817	$5,261	$317

(1)	Includes internally fair valued securities currently priced at zero ($0).
(2)	Amount is less than $500.
Security held by the Fund with an end of period value of $7 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.

VIRTUS The Merger Fund® VL
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Leveraged Loans	Common Stocks	Rights	Escrow Notes	Warrants	Private Investments in Public Equity	Over-the-Counter Total Return Swaps
Investments in Securities
Balance as of December 31, 2021:	$ 331	$ 261	$ —	$ 9(e)	$ —(a)	$ 7(e)	$ 48	$ 6
Change in unrealized appreciation (depreciation)(b)	6	—(a)	—	(2)	—	—	9	(1)
Sales(c)	(27)	(27)	—	—	—	—	—	—
Transfers into Level 3(d)	7	—	7	—	—	—	—	—
Balance as of March 31, 2022	$ 317	$ 234	$ 7	$ 7(e)	$ —(a)	$ 7(e)	$ 57	$ 5
(a) Amount is less than $500.
(b) The change in unrealized appreciation (depreciation) on investments still held at March 31, 2022, was $7.
(c) Includes paydowns on securities.
(d) Transfers into and/or from represent the ending value as of March 31, 2022, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(e) Includes internally fair valued security currently priced at zero ($0).

 The Merger Fund® VL
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.